Annual Total Returns - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity Massachusetts Municipal Income Fund - Fidelity Massachusetts Municipal Income Fund
Mar. 30, 2024
Bar Chart Table:
Annual Return 2014	9.96%
Annual Return 2015	3.36%
Annual Return 2016	(0.11%)
Annual Return 2017	5.48%
Annual Return 2018	0.24%
Annual Return 2019	7.08%
Annual Return 2020	4.44%
Annual Return 2021	1.44%
Annual Return 2022	(9.05%)
Annual Return 2023	5.75%